Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical)		12 Months Ended
	Jul. 10, 2015	Jun. 30, 2016
Statement of Stockholders' Equity [Abstract]
Reverse stock split (usd per share)	0.125	0.125